Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Right of Use Assets

The unaudited condensed consolidated statements of financial position show the following amounts relating to the right-of-use assets:

In thousands of USD	At June 30, 2025	At December 31, 2024
Right-of-use assets
- Land and buildings	80,424	69,273
Investment properties
- Leasehold land	4,657	4,442

Schedule of Provision for Restoration

The following table represents the movement of the restoration provision:

	Periods ended June 30,
In thousands of USD	2025	2024
Restoration provision at January 1	1,361	1,363
Change in provision	633	-
Unwind of discount	1	-
Exchange adjustments	97	1
Restoration provision at June 30	2,092	1,364

Schedule of Lease Liabilities

The unaudited condensed consolidated statements of financial position show the following amounts relating to the lease liabilities:

In thousands of USD	At June 30, 2025	At December 31, 2024
Lease liabilities mature within 12 months	7,967	5,460
Lease liabilities mature over 12 months	84,675	72,673
Total lease liabilities*	92,642	78,133

*	Lease liabilities in amount of approximately US$4.0 million and US$3.8 million were associated with leasehold land under investment properties as of June 30, 2025 and December 31, 2024. See Note 16.

Schedule of Recognized Profit or Loss

Amounts recognized in profit or loss:

	Periods ended June 30,
In thousands of USD	2025	2024
Depreciation expense of right-of-use assets	6,736	3,625
Interest expense*	1,779	1,676
Expense relating to variable payment leases	76	134
Expense relating to short-term leases	111	160
Loss on lease termination	-	198
Total	8,702	5,793

*	The interest expense includes the amount associated with leasehold land under investment properties for the periods ended June 30, 2025 and 2024, which was approximately US$0.1 million for each period. See Note 16.